Notes Payable To Banks (Tables)	12 Months Ended
Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule Of Information On Notes Payable

	December 31,
	2010	2011
Short-term debt outstanding in:
Japan	7,130	7,734
Singapore	1,167	—
ASMPT	—	32,946

Total	8,297	40,680

Local Currencies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule Of Information On Notes Payable

	December 31,
	2010	2011
Japanese yen	775,000	775,000
Singapore dollar	2,000	—
Hong Kong dollar	—	331,144